Note 20 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2024	2023

Income tax expense using a combined statutory rate of 26.5% (2023 - 26.5%) [1]	$82,445	$56,386
Loss on disposal of operations	133	361
Permanent differences	5,172	5,515
Tax effect of flow through entities	(11,631)	(12,264)
Adjustments to tax liabilities for prior periods	(262)	(407)
Changes in liability for unrecognized tax benefits	(1,842)	(1,980)
Stock-based compensation	833	1,730
Foreign, state, and provincial tax rate differential	(149)	1,266
Change in valuation allowance	4,678	3,349
Acquisition-related items	(10,402)	8,864
Withholding taxes and other	5,202	5,266
Income tax expense	$74,177	$68,086

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2024	2023

Canada	$(34,547)	$(33,907)
United States	186,787	200,035
Foreign	158,873	46,649
Total	$311,113	$212,777

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2024	2023

Current
Canada	$5,043	$3,125
United States	53,572	28,268
Foreign	46,107	46,617
	104,722	78,010

Deferred
Canada	(12,794)	(10,360)
United States	(11,319)	16,753
Foreign	(6,432)	(16,317)
	(30,545)	(9,924)

Total	$74,177	$68,086

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As at December 31,
	2024	2023

Loss carryforwards and other credits	$34,366	$29,876
Expenses not currently deductible	82,659	67,950
Revenue not currently taxable	(850)	(1,108)
Stock-based compensation	16,260	9,490
Investments	(14,648)	(7,818)
Provision for doubtful accounts	11,963	11,375
Financing fees	(149)	(71)
Net unrealized foreign exchange losses	1,252	443
Depreciation and amortization	(120,563)	(88,012)
Operating leases	14,685	14,698
Less: valuation allowance	(24,176)	(20,546)
Net deferred tax assets	$799	$16,277

Summary of Operating Loss Carryforwards [Table Text Block]
	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2024	2023	2024	2023	2024	2023

Canada	$14,550	$19,400	$168	$169	$14,382	$19,231
United States	17,515	8,120	932	931	16,583	7,189
Foreign	93,654	90,164	66,777	59,734	26,877	30,430
	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2024	2023	2024	2023	2024	2023

Canada	$1,620	$2,397	$1,620	$2,397	$-	$-
Foreign	5,516	6,089	5,516	6,089	-	-

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2024	2023
Balance, January 1	$3,523	$5,467
Gross increases for tax positions of current period	331	-
Gross increases for tax positions of prior periods	14	310
Reduction for settlements with taxing authorities	(950)	(2,281)
Reduction for lapses in applicable statutes of limitations	(1,237)	-
Foreign currency translation	(73)	27
Balance, December 31	$1,608	$3,523